MANAGEMENT'S PLANS TO CONTINUE AS A GOING CONCERN (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Management Plan [Line Items]
Deficit accumulated during the development stage		$ (42,754)	$ (39,379)		$ (32,385)
Cash and Cash Equivalents, at Carrying Value		$ 121	$ 2,316	$ 4,791	$ 3,587	$ 2,345
Percentage of Cash and Cash Equivalents in Total Assets		39.00%	88.00%
Subsequent Event [Member]
Management Plan [Line Items]
Proceeds From Issuance Of Common Stock And Warrants	$ 2,200